INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

June 19, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of The Ironclad Managed Risk Fund and The Ironclad Defined Risk Fund

The Trust is filing Post-Effective Amendment No. 101 to its Registration Statement under Rule 485(a)(2) of the Securities Act of 1933, as amended, to create the new series; The Ironclad Managed Risk Fund and The Ironclad Defined Risk Fund (collectively, the “Ironclad Funds”).

Please direct your comments to Rita Dam at (626) 914-1041.  Thank you.

Sincerely,

/s/RITA DAM

Rita Dam
Treasurer